Expenses by Nature - Schedule of Depreciation and Amortization (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Depreciation and Amortization [Abstract]
Property and equipment	$ 43,960	$ 13,129
Intangible assets	4,701	26,656
Right of use assets	$ 106,548	$ 105,162